UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2014

Item 1. Report to Stockholders.

Muzinich & Co.

Muzinich Credit Opportunities Fund

SEMI-ANNUAL REPORT
June 30, 2014

Table of Contents

A Message to our Shareholders	1

Sector Allocation	4

Schedule of Investments	5

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	15

Expense Example	24

Additional Information	26

Privacy Notice	27

Muzinich Credit Opportunities Fund

Dear Investors:

Market

Markets have continued their upward momentum this year despite mixed economic news.  While employment numbers have been generally encouraging and there has been an improving trajectory for the housing market; U.S. Gross Domestic Product surprised to the downside when it was revised to show a 2.9% contraction during the first quarter.  Economists have largely attributed this to economic weakness related to the harsh winter weather, rather than to any fundamental shift in the U.S. economic environment/outlook.  From a monetary standpoint, markets continue to react strongly to policy moves by Central Banks.  While the debate has begun as to when the Fed will begin to hike rates, the high level of monetary accommodation so far this year has kept global market volatility muted and provided an environment for risk assets to rally in the U.S., Europe and Emerging Markets.  In Emerging Markets, there was a series of significant events, including tensions between Russia-Ukraine and Iraq-Syria, the Turkish currency crisis, growth concerns in China, and successful election periods in several key economies, providing opportunities for active managers.

Global fixed income, such as that represented by this Fund’s benchmark,  generated positive performance across the ratings spectrum.  Longer duration, higher quality bonds staged a rally very early on, but emerging markets generated particularly good results later in the period as the asset class rebounded from its sell-off amid geopolitical risks.  U.S. and European high yield have also performed well as inflows have continued to drive spreads tighter, with European high yield spreads reaching their tightest levels year-to-date.

Performance

Year to date, the Muzinich Credit Opportunities Fund (the “Fund”) has posted a positive return each month and gained a total of 3.41% YTD, net of fees and expenses, while the Bank of America Merrill Lynch Global Corporate & High Yield Index (the Fund’s benchmark) returned 5.45%.  As interest rates have fallen over the year, higher quality/longer duration bonds have been among the best performers.  For most of the year, the Fund had been positioned in the lower duration/higher yielding asset classes as we selected credit risk—which we think benign in today’s environment—over duration risk.  As a portfolio note, the benchmark is approximately 2.5 years longer in duration than the Fund.

The Fund generated positive returns that we feel are competitive given its short duration positioning throughout most of the period (~2.0 - 2.5 yrs). For the first half of 2014, the Fund has been positioned in higher yielding, shorter duration bonds and has generally avoided the higher quality investment grade

Muzinich Credit Opportunities Fund

segment of the markets.  As of June 30, 2014, the Fund was allocated across the U.S. (50%), Europe (29%) and High Yield Emerging Markets (21%) which all have been positive contributors to returns.  In terms of ratings, we have generally observed that security selection within the high yield bucket has had the most benefit to returns.  With regards to asset class, the Fund has had minimal exposure to loans and generally tried to stay fully invested in bonds as staying in cash would have generally been a drag on performance given strong market returns.  Industry allocation also contributed to performance as we continue to have an overweight in the energy industry, which is expected to benefit from strong industry fundamentals and credit upgrades.  We are also overweight in telecom and cable which we believe will benefit from global consolidation.  More recently, overall portfolio duration-to-worst has been increased to 3.0 yrs (as of 6/30/2014).  Given our expectation for an extended period of low credit volatility, we have increased the portfolio’s exposure to names rated Ba1-Ba3 by Moody’s or BB+ to BB- by Standard & Poor’s in the 3-5 and 5-7 year duration categories to gain more exposure to tightening credit spreads.

Outlook

Our global outlook remains positive as we enter the second half of the year.  We believe corporate credit fundamentals remain strong in both the U.S. and Europe.  We believe, refinancing risk remains low and balance sheets are solid.  The low default rate of the last couple of years should continue and, as such, we are expecting defaults in Europe and the U.S. to stay below 2%.  In our opinion, the outlook for Emerging Markets is positive, with fundamental improvements as global growth picks up, and Emerging Markets revenue streams should benefit from more competitive exchange rates of local currencies.  Spreads remain wider than in developed markets by rating and industry, and we believe that fundamentals continue to be attractive by comparison.  However, we remain mindful of the current compressed corporate spread environment and expect it to continue for the rest of the year. Credit spreads (B/BB) in the U.S. are around 295 basis points (vs. a historic low of 215) and in Europe spreads are around 249 basis points (vs. a historic low of 172) as of June 30, 2014.  If benign market conditions continue, we think the asset class should continue to be attractive.

Sincerely,

Michael L. McEachern
Portfolio Manager

Muzinich Credit Opportunities Fund

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the prospectus.  Floating rate loans may not be fully collateralized and therefore may decline significantly in value.  The Fund will bear its share of the fees and expenses of investments in underlying funds or ETFs. Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs.  Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

The Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no guarantee that the Fund will be perfectly hedged or that the hedging will work as anticipated.

A basis point is 1/100th of 1% and is often used to quantify changes or levels in a financial instrument or rate.

Must be preceded or accompanied by a prospectus.

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.  Duration-to-worst is the duration of a bond using the bond’s call date or maturity, whichever is more advantageous for the company.

Bond ratings are grades given to bonds that indicate their credit quality as determined by a private independent rating service.  The firm evaluates a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion.  Ratings are expressed as letters ranging from ‘AAA’ which is the highest grade to ‘D,’ which is the lowest grade.  In limited situations when the rating agency has not issued a formal rating, the Advisor will classify the security as non-rated.

The Bank of America Merrill Lynch Global Corporate & High Yield Index (Gi00) is an unmanaged index tracking the performance of fixed-rate investment grade and below investment grade corporate debt publicly issued in the major domestic and eurobond markets.  Qualifying currencies include AUD, CAD, EUR, JPY, GBP, and USD.  Qualifying issues must meet minimum size requirements denominated in the currency of issue, and must have a remaining term of at least one year to maturity.

It is not possible to invest directly in an index.

Muzinich & Co. is a registered investment adviser. The Muzinich Mutual Funds are distributed by Quasar, LLC.

Muzinich Credit Opportunities Fund

SECTOR ALLOCATION at June 30, 2014 (Unaudited)

Sector Allocation	% of Net Assets

Energy	19.6%
Telecommunications	16.8%
Utilities	8.3%
Cable/Satellite TV	5.9%
Broadcasting	5.6%
Super Retail	5.0%
Food/Beverage/Tobacco	4.6%
Healthcare	4.6%
Services	3.4%
Chemicals	3.3%
Building Materials	3.2%
Containers	2.9%
Homebuilders/Real Estate	1.6%
Automotive & Auto Parts	1.2%
Metals/Mining	1.2%
Diversified Financial Services	1.1%
Consumer-Products	1.1%
Environmental	1.1%
Entertainment/Film	1.0%
Technology	1.0%
Gaming	0.8%
Restaurants	0.6%
Diversified Media	0.4%
Cash & Cash Equivalents*	5.7%
100.0%

*	Represents cash and other assets in excess of liabilities.

Muzinich Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 91.1%

Automotive & Auto Parts: 0.8%
	Schaeffler Holding
	Finance BV
EUR 100,000	6.875%, 8/15/183	$144,461

Broadcasting: 3.5%
	Allbritton
	Communications Co.
$100,000	8.000%, 5/15/18	104,750
	Crown Media
	Holdings, Inc.
250,000	10.500%, 7/15/19	282,812
	Sirius XM
	Radio, Inc.
200,000	6.000%, 7/15/241	208,500
		596,062

Building Materials: 3.2%
	Cemex Finance LLC
EUR 100,000	5.250%, 4/1/21	144,187
	Cemex SAB de CV
$200,000	7.250%, 1/15/211	220,500
	Xella Holdco
	Finance S.A.
EUR 118,000	9.125%, 9/15/183	174,504
		539,191

Cable/Satellite TV: 5.9%
	CCO Holdings,
	LLC/CCO Holdings
	Capital Corp.
$600,000	7.250%, 10/30/17	634,500
	Norcell Sweden
	Holding 2 AB
EUR 100,000	10.750%, 9/29/19	155,758
	VTR Finance B.V.
$200,000	6.875%, 1/15/241	215,248
		1,005,506

Chemicals: 3.3%
	Fufeng Group Ltd.
200,000	7.625%, 4/13/16	207,500
	Orion Engineered
	Carbons Bondco
	GmbH
EUR 100,000	10.000%, 6/15/18	147,802
	Sinochem Offshore
	Capital Co. Ltd.
200,000	3.250%, 4/29/19	203,343
		558,645

Consumer-Products: 1.1%
	NBTY, Inc.
175,000	9.000%, 10/1/18	185,937

Containers: 2.9%
	Ardagh Finance
	Holdings S.A.
EUR 200,000	8.625%, 6/15/191,3	207,000
	Ardagh Packaging
	Finance PLC/
	Ardagh Holdings
	USA, Inc.
EUR 100,000	4.250%, 1/15/22	135,481
	GCL Holdings SCA
EUR 100,000	9.375%, 4/15/18	147,357
		489,838

Diversified Financial Services: 1.1%
	Jerrold Finco PLC
GBP 100,000	9.750%, 9/15/18	192,104

Diversified Media: 0.4%
	Nielsen Finance
	LLC/ Nielsen
	Finance Co.
$75,000	5.000%, 4/15/221	75,937

Energy: 19.6%
	Baytex Energy Corp.
350,000	5.625%, 6/1/241	351,750
	Befesa Zinc SAU Via
	Zinc Capital S.A.
EUR 150,000	8.875%, 5/15/18	219,516
	Calumet Specialty
	Products Partners
	LP/Calumet
	Finance Corp.
$200,000	7.625%, 1/15/22	216,000
	Chesapeake
	Energy Corp.
200,000	6.625%, 8/15/20	231,000

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 91.1% (Continued)

Energy: 19.6% (Continued)
	Delek & Avner
	Tamar Bond Ltd
$150,000	3.839%, 12/30/181	$151,285
	Energy XXI Gulf
	Coast, Inc.
300,000	9.250%, 12/15/17	321,000
	Pacific Rubiales
	Energy Corp.
110,000	7.250%, 12/12/21	122,650
	Petróleos de
	Venezuela, S.A.
380,000	5.000%, 10/28/15	359,670
	QGOG
	Constellation S.A.
200,000	6.250%, 11/9/19	203,000
	Sabine Pass
	Liquefaction LLC
400,000	5.750%, 5/15/241	417,500
	Seadrill Ltd.
400,000	6.625%, 9/15/201,2	409,000
	Southern Star
	Central Corp.
125,000	5.125%, 7/15/221	126,250
	Ultra Petroleum Corp.
200,000	5.750%, 12/15/181	210,500
		3,339,121

Entertainment/Film: 1.0%
	Vougeot Bidco PLC
EUR 125,000	5.578%, 7/15/202	173,730

Environmental: 1.1%
	Infinis PLC
GBP 100,000	7.000%, 2/15/19	184,830

Food/Beverage/Tobacco: 4.6%
	Campofrio Food
	Group S.A.
EUR 100,000	8.250%, 10/31/16	142,921
	JBS Investments
	GmbH
$200,000	7.250%, 4/3/241	207,500
	JBS S.A.
200,000	10.500%, 8/4/16	232,000
	Marfrig Holding
	Europe BV
200,000	6.875%, 6/24/19	203,100
		785,521

Gaming: 0.8%
	Cirsa Funding
	Luxembourg S.A.
EUR 100,000	8.750%, 5/15/18	142,578

Healthcare: 4.6%
	HCA, Inc.
$550,000	5.000%, 3/15/24	558,976
	Tenet
	Healthcare Corp.
200,000	6.000%, 10/1/20	217,500
		776,476

Homebuilders/Real Estate: 1.6%
	Dubai Holding
	Commercial
	Operations Ltd.
GBP 150,000	6.000%, 2/1/17	267,298

Metals/Mining: 1.2%
	Aleris
	International, Inc.
$200,000	7.625%, 2/15/18	207,750

Restaurants: 0.6%
	DineEquity, Inc.
100,000	9.500%, 10/30/18	107,650

Services: 3.4%
	Deutsche
	Raststaetten
	Gruppe IV GmbH
EUR 200,000	6.750%, 12/30/20	295,769
	Safway Group
	Holding LLC/
	Safway Finance Corp.
$125,000	7.000%, 5/15/181	133,125
	Techem GmbH
EUR 100,000	6.125%, 10/1/19	148,574
		577,468

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 91.1% (Continued)

Super Retail: 5.0%
	Academy Ltd. /
	Academy
	Financial Corp.
$300,000	9.250%, 8/1/191	$323,250
	DFS Furniture
	Holdings PLC
GBP 100,000	6.558%, 8/15/182	173,792
	Hema Bondco I BV
EUR 125,000	5.484%, 6/15/192	171,162
	Phones4U
	Finance PLC
GBP 100,000	9.500%, 4/1/18	176,915
		845,119

Technology: 0.3%
	Oracle Corp.
$50,000	3.400%, 7/8/24	49,887

Telecommunications: 16.8%
	Digicel Group Ltd.
200,000	7.125%, 4/1/22	209,000
	Sprint
	Communications, Inc.
500,000	7.000%, 8/15/20	555,625
	Sunrise
	Communications
	International S.A.
EUR 100,000	4.959%, 12/31/172	137,786
	T-Mobile USA, Inc.
$500,000	6.250%, 4/1/21	533,125
	Telecom Italia SpA
GBP 150,000	7.375%, 12/15/17	289,395
GBP 200,000	5.303%, 5/30/241	201,250
	Telefonica Europe BV
EUR 100,000	7.625%, 9/29/492	161,235
	Vimpel
	Communications
	OJSC Via UBS
	Luxemborg S.A.
$115,000	8.250%, 5/23/16	126,144
	Vimpel
	Communications
	Via VIP Finance
	Ireland Ltd OJSC
150,000	9.125%, 4/30/18	172,050
	Wind Acquisition
	Finance S.A.
225,000	6.500%, 4/30/201	244,687
	Windstream Corp.
200,000	7.875%, 11/1/17	231,250
		2,861,547

Utilities: 8.3%
	AES Corp. / VA
300,000	3.229%, 6/1/192	303,000
	ContourGlobal Power
	Holdings S.A.
200,000	7.125%, 6/1/19	200,600
	Israel Electric
	Corp. Ltd.
200,000	6.700%, 2/10/17	219,311
	Mirant Mid-Atlantic
	Series B Pass
	Through Trust
75,113	9.125%, 6/30/17	80,559
	NRG Energy, Inc.
250,000	7.625%, 1/15/18	288,125
200,000	6.250%, 7/15/221	213,500
	NSG Holdings
	LLC/NSG
	Holdings, Inc.
100,000	7.750%, 12/15/251	108,500
		1,413,595
TOTAL CORPORATE BONDS
(Cost $15,260,637)		15,520,251

BANK LOANS: 3.2%

Automotive & Auto Parts: 0.4%
	Cooper-Standard
	Automotive
	Term Loan
75,000	4.000%, 3/17/212	75,055

Broadcasting: 2.1%
	The Tribune
	Company
	Term Loan
248,750	4.000%, 12/28/202	249,604

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited) (Continued)

Principal
Amount	Value
BANK LOANS: 3.2% (Continued)

Broadcasting: 2.1% (Continued)
Univision
Communications,
Inc. Term Loan
$108,625	4.000%, 2/28/202	$108,754
358,358

Technology: 0.7%
Dell, Inc.
Term Loan
114,425	4.500%, 4/29/202	115,173

TOTAL BANK LOANS
(Cost $546,425)	548,586
TOTAL INVESTMENTS
IN SECURITIES: 94.3%
(Cost $15,807,062)	16,068,837
Other Assets in Excess
of Liabilities: 5.7%	962,018
TOTAL NET ASSETS: 100.0%	$17,030,855

EUR – Euro
GBP – British Pound
1
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At June 30, 2014, the value of these securities amounted to $4,025,282 or 23.6% of net assets.

2	Variable rate security; rate shown is the rate in effect on June 30, 2014.
3	Represents a payment-in-kind which may pay interest in additional par.

SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS at June 30, 2014 (Unaudited)

		U.S. Dollar		U.S. Dollar
		Value of		Value of
	Currency	Currency to	Currency	Currency to	Unrealized
Settlement	to be	be Delivered, at	to be	be Received, at	Appreciation
Date	Delivered	June 30, 2014	Received	June 30, 2014	(Depreciation)
7/21/14	$135,935	$135,935	EUR 100,000	$136,942	$1,007
7/21/14	GBP 865,000	$1,480,100	$1,447,235	$1,447,235	$(32,865)
7/21/14	EUR 2,280,000	$3,122,268	$3,136,573	$3,136,573	$14,305
		$4,738,303		$4,720,750	$(17,553)

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Muzinich Credit Opportunities Fund

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2014 (Unaudited)

ASSETS
Investments in securities, at value	$16,068,837
(Cost $15,807,062) (Note 2)
Cash	265,610
Foreign currency (Cost $626,022)	629,654
Receivables:
Fund shares sold	171,000
Interest	248,458
Due from advisor, net	7,073
Forward currency exchange contracts	15,312
Prepaid expenses	21,100
Total assets	17,427,044

LIABILITIES
Payables:
Investment securities purchased	293,239
Forward currency exchange contracts	32,865
Distribution to shareholders	34,986
Fund accounting fees	2,195
Administration fees	8,055
Term loan fees	35
Transfer agent fees	5,002
Chief Compliance Officer fees	2,223
Custody fees	2,272
Trustee fees	682
Other accrued expenses	14,635
Total liabilities	396,189

NET ASSETS	$17,030,855

COMPONENTS OF NET ASSETS
Paid-in capital	$16,525,871
Accumulated net investment loss	(33,304)
Undistributed net realized gain on
investments and foreign currency	290,781
Net unrealized appreciation (depreciation) on:
Investments	261,775
Foreign currency	3,632
Forward currency exchange contracts	(17,553)
Foreign currency translation	(347)
Net assets	$17,030,855
Supra Institutional Class:
Net assets	$17,030,855
Shares of beneficial interest issued and outstanding
(unlimited number of shares authorized without par value)	1,618,671
Net asset value, offering and redemption price per share	$10.52

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$333,818
Total investment income	333,818

EXPENSES (NOTE 3)
Investment advisory fees	39,582
Administration fees	18,110
Fund accounting fees	12,786
Transfer agent fees	12,286
Audit fees	10,243
Registration fees	8,215
Legal fees	6,607
Miscellaneous expense	6,058
Custody fees	5,338
Chief Compliance Officer fees	4,472
Reports to shareholders	2,940
Trustee fees	1,937
Insurance expense	1,308
Total expenses	129,882
Less: fees waived	(90,300)
Net Expenses	39,582
Net investment income	294,236

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	256,279
Foreign currency	11,545
Foreign currency exchange contracts	(44,474)
Foreign currency translation	3,070
Net realized gain	226,420
Change in net unrealized appreciation (depreciation) on:
Investments	(49,466)
Foreign currency	1,419
Foreign currency exchange contracts	4,397
Foreign currency translation	(1,461)
Net unrealized depreciation	(45,111)
Net realized and unrealized gain	181,309
Net increase in net assets
resulting from operations	$475,545

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months
	Ended	Period Ended
	June 30, 2014	December 31,
	(Unaudited)	2013*
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$294,236	$397,590
Net realized gain on investments, foreign
currency, forward currency exchange
contracts and foreign currency translation	226,420	64,369
Change in net unrealized appreciation
(depreciation) on investments, foreign
currency, forward currency exchange
contracts and foreign currency translation	(45,111)	292,618
Net increase in net assets resulting
from operations	475,545	754,577

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(293,654)	(311,385)
From net realized gain	—	(120,099)
Total distributions to shareholders	(293,654)	(431,484)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net
change in outstanding shares (a)	5,841,250	10,684,621
Total increase in net assets	6,023,141	11,007,714

NET ASSETS
Beginning of period	11,007,714	—
End of period	$17,030,855	$11,007,714
Accumulated net investment loss	$(33,304)	$(33,886)

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

(a)	Summary of capital share transactions is as follows:

	Six Months Ended		Period Ended
	June 30, 2014 (Unaudited)		December 31, 2013*
	Shares	Value	Shares	Value
Shares sold	638,126	$6,706,060	1,227,662	$12,418,789
Shares issued in reinvestment
of distributions	22,417	235,235	33,706	345,878
Shares redeemed	(103,815)	(1,100,045)	(199,425)	(2,080,046)
Net increase	556,728	$5,841,250	1,061,943	$10,684,621

*	Fund commenced operations on January 3, 2013.

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months
	Ended		Period Ended
	June 30, 2014		December 31,
Supra Institutional Class	(Unaudited)		2013*
Net asset value, beginning of period	$10.37		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income**	0.23		0.43
Net realized and unrealized gain on investments	0.13		0.37
Total from investment operations	0.36		0.80

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.31)
From net realized gain	—		(0.12)
Total distributions	(0.21)		(0.43)
Net asset value, end of period	$10.52		$10.37
Total return	3.41	%^	8.19	%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$17.0		$11.0
Portfolio turnover rate	198	%^	573	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.97	%+	2.46	%+
After fees waived and expenses absorbed	0.60	%+	0.60	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	3.09	%+	2.38	%+
After fees waived and expenses absorbed	4.46	%+	4.24	%+

*	Fund commenced operations on January 3, 2013.
**	Calculated based on the average number of shares outstanding.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The Muzinich Credit Opportunities Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Fund commenced operations on January 3, 2013.

The Fund offers three classes of shares: Class A shares, Institutional Shares and Supra Institutional Shares. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains losses on investments, are allocated to each class of shares based on its relative net assets. Currently, only Supra Institutional Shares are available for purchase.

The investment objective of the Fund is primarily to provide high yield income and capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and the asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days at the time of purchase are valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund records transfers at the end of each reporting period. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014. See the Schedule of Investments for the industry breakout.

	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$15,520,251	$—	$15,520,251
Bank Loans	—	548,586	—	548,586

Total Investments
in Securities	$—	$16,068,837	$—	$16,068,837
Forward Currency
Exchange Contracts	$—	$15,312	$—	$15,312

Liabilities:
Forward Currency
Exchange Contracts	$—	$32,865	$—	$32,865

The Fund had no transfers into or out of Level 1, 2, or 3 during the period ended June 30, 2014.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses forward contracts (a type of derivative), how they are accounted for, and how they affect an entity’s results of operations and financial position. The Fund may use derivatives in various ways.

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

The Fund had a quarterly average of two open forward currency exchange contracts during the period. The forward currency contracts table at the end of the Schedule of Investments lists the contracts outstanding as of June 30, 2014. The tables below show the effects of derivative instruments on the financial statements.

Statement of Assets and Liabilities

Fair values of derivative instruments as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
	as of June 30, 2014		as of June 30, 2014
	Balance		Balance
	Sheet		Sheet
Instrument	Location	Fair Value	Location	Fair Value
Forward	Receivables –	$15,312	Payables –	$32,865
Contracts	Forward		Forward
	Currency		Currency
	Exchange		Exchange
	Contracts		Contracts
		$15,312		$32,865

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
		Derivatives
		Effect on
	Location of Gain (Loss) on	Statement of
Instrument	Derivatives Recognized in Income	Operations
Forward	Net realized gain on	$(44,474)
Contracts	investments and foreign currency

Forward	Change in net unrealized	4,397
Contracts	appreciation (depreciation) on
	forward currency exchange contracts

B.
Foreign Currency.  Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading.  The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired.  The Fund includes foreign exchange gains and losses from dividends receivable and other foreign currency denominated payables and receivables in change in net unrealized appreciation (depreciation) on foreign currency translation and net realized gain (loss) on foreign currency translation.  The Fund does not isolate that portion of realized and unrealized gain (loss) on

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included in change in net unrealized appreciation (depreciation) on investments and net realized gain (loss) on investments.

C.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At June 30, 2014, the Fund did not have any capital loss carry forwards.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns.  The Fund identifies major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

D.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on a quarterly basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
Illiquid Securities.  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to invest no more than 15% of its net assets in illiquid securities.

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

J.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

K.
Forward Currency Exchange Contracts.  During the six-months ended June 30, 2014, the Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward currency exchange contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts and the forward rates at the reporting date is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Muzinich & Co., Inc. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, facilities and most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to receive a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund. The amount of investment advisory fees incurred by the Fund for the period ended June 30, 2014, is disclosed in the Statement of Operations.

The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) to limit total expenses for Class A Shares, Institutional Shares, and Supra Institutional Shares to 1.05%, 0.80% and 0.60%, respectively, of the Fund’s average daily net assets. The amount of fees and expenses waived and reimbursed by the Advisor during the period ended June 30, 2014, are disclosed in the Statement of Operations. Currently, only Supra Institutional Shares are being offered.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment. At June 30, 2014, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

Fund that may be recouped are shown in the table below. The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Expiration	Amount
December 31, 2016	$174,316
December 31, 2017	$90,300

The Fund must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustee’s review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund. Fees paid by the Fund for Administration and Chief Compliance Officer Services for the period ended June 30, 2014, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank N.A. (the “Custodian”) serves as custodian to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2014, the cost of purchases and proceeds from the sales of securities, excluding short-term investments, were $28,093,728 and $23,146,320, respectively.

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes at June 30, 2014, was as follows:

Cost of investments	$15,807,062
Gross tax unrealized appreciation	298,467
Gross tax unrealized depreciation	(36,692)
Net tax unrealized appreciation	$261,775

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2014, and period ended December 31, 2013, were as follows:

	2014	2013
Distributions paid from:
Ordinary Income	$293,654	$431,484
	$293,654	$431,484

Muzinich Credit Opportunities Fund

EXPENSE EXAMPLE For the Period Ended June 30, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/14 – 6/30/14).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5%

Muzinich Credit Opportunities Fund

EXPENSE EXAMPLE For the Period Ended June 30, 2014 (Unaudited) (Continued)

hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/14	6/30/14	1/1/14 – 6/30/14*
Actual	$1,000	$1,034.10	$3.03

Hypothetical (5% annual
return before expenses)	$1,000	$1,021.82	$3.01

*
Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.60% (reflecting fee waivers and expense reimbursements in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the six month period).

Muzinich Credit Opportunities Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling 1-855-MUZINICH (1-855-689-4642) or by accessing the Fund’s web site at www.muzinichusfunds.com.  Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2014 is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642) or by accessing the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at 1-855-MUZINICH (1-855-689-4642).  Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.  The Fund’s schedule of portfolio holdings is posted on its web site at www.muzinichusfunds.com within ten business days after the calendar month-end.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those address shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-855-MUZINICH (1-855-689-4642) (or contact your financial institution).  We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s website at www.muzinichusfunds.com.

Muzinich Credit Opportunities Fund

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
MUZINICH & CO., INC
450 Park Avenue
New York, New York  10022

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701
1-855-689-4642

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Muzinich Credit Opportunities Fund
Symbol – MZCSX
CUSIP – 74316J532

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
   Elaine E. Richards, President

Date   August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
   Elaine E. Richards, President

Date   August 27, 2014

By (Signature and Title) /s/ Eric C. VanAndel
   Eric C. VanAndel, Treasurer

Date   August 21, 2014

* Print the name and title of each signing officer under his or her signature.